PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 30,043,082	$ 24,311,067
Less: accumulated depreciation	(16,669,132)	(11,505,500)
Property and equipment, net	13,373,950	12,805,567
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	934,033	760,434
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	23,583,820	19,249,724
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,525,229	$ 4,300,909